Debt securities - Asset-backed securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial investments
Asset-backed securities	$ 6,573	$ 5,609
Continuing and discontinued operations
Financial investments
Asset-backed securities	$ 6,573	14,112
UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Asset-backed securities		$ 8,503
Operating segments | Asia | Investment grade
Financial investments
Percentage for credit rating category	100.00%	99.80%
Shareholder-backed | RMBS Sub-prime | AAA | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | RMBS Sub-prime | AA | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | RMBS Sub-prime | A | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Alt-A | A | US
Financial investments
Percentage for credit rating category	51.00%
Shareholder-backed | Prime including agency | AAA | US
Financial investments
Percentage for credit rating category	23.00%
Shareholder-backed | Prime including agency | AA | US
Financial investments
Percentage for credit rating category	61.00%
Shareholder-backed | Prime including agency | A | US
Financial investments
Percentage for credit rating category	10.00%
Shareholder-backed | CMBS | AAA | US
Financial investments
Percentage for credit rating category	76.00%
Shareholder-backed | CMBS | AA | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | CMBS | A | US
Financial investments
Percentage for credit rating category	4.00%
Shareholder-backed | CDO funds | AAA | US
Financial investments
Percentage for credit rating category	46.00%
Shareholder-backed | CDO funds | AA | US
Financial investments
Percentage for credit rating category	38.00%
Shareholder-backed | CDO funds | A | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | Other asset-backed securities | AAA | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | Other asset-backed securities | AA | US
Financial investments
Percentage for credit rating category	11.00%
Shareholder-backed | Other asset-backed securities | A | US
Financial investments
Percentage for credit rating category	54.00%
Shareholder-backed | Operating segments | Asia
Financial investments
Asset-backed securities	$ 189	$ 154
Shareholder-backed | Operating segments | US
Financial investments
Asset-backed securities	$ 6,015	4,590
Shareholder-backed | Operating segments | AAA | US
Financial investments
Percentage for credit rating category	50.00%
Shareholder-backed | Operating segments | AA | US
Financial investments
Percentage for credit rating category	24.00%
Shareholder-backed | Operating segments | A | US
Financial investments
Percentage for credit rating category	17.00%
Shareholder-backed | Operating segments | RMBS Sub-prime | US
Financial investments
Asset-backed securities	$ 93	122
Shareholder-backed | Operating segments | Alt-A | US
Financial investments
Asset-backed securities	116	134
Shareholder-backed | Operating segments | Prime including agency | US
Financial investments
Asset-backed securities	862	562
Shareholder-backed | Operating segments | CMBS | US
Financial investments
Asset-backed securities	3,080	2,477
Shareholder-backed | Operating segments | CDO funds | US
Financial investments
Asset-backed securities	696	17
Shareholder-backed | Operating segments | Other asset-backed securities | US
Financial investments
Asset-backed securities	1,168	1,278
Shareholder-backed | Operating segments | Other asset-backed securities | US | Sub-prime
Financial investments
Asset-backed securities	84
Shareholder-backed | Unallocated to a segment (other operations)
Financial investments
Asset-backed securities		566
With-profits | Operating segments | Asia
Financial investments
Asset-backed securities	$ 369	$ 299